Basis for Preparation (Tables)	12 Months Ended
Dec. 31, 2021
Basis for Preparation
Schedule of exchange rates of key currencies affecting the company

Equivalent to €1		Middle Rate		Annual Average Exchange Rate
		as at 12/31
		2021	2020	2021	2020	2019
U.S. dollar	USD	1.1326	1.2271	1.1835	1.1413	1.1196
Japanese yen	JPY	130.38	126.49	129.86	121.78	122.06
Pound sterling	GBP	0.8403	0.8990	0.8600	0.8892	0.8773
Swiss franc	CHF	1.0331	1.0802	1.0814	1.0703	1.1127
Canadian dollar	CAD	1.4393	1.5633	1.4835	1.5294	1.4857
Australian dollar	AUD	1.5615	1.5896	1.5747	1.6554	1.6106